Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Remaining 2013	$ 13,054
2013		54,153
2014	49,162	48,624
2015	44,780	43,336
2016	35,193	39,512
2017	32,008	32,198
2018	$ 30,129